Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.5%

Security	Principal Amount (000's omitted)*		Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)(2)		495	$ 54,872
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		571	539,518
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,501	2,136,688
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,832,943
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,491,778
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,365,366
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		6,431	6,327,493
Series 2022-A, Class B, 9.52%, 12/15/26(1)		3,432	3,439,742
Series 2022-A, Class C, 0.00%, 12/15/26(1)		2,600	2,166,208
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	908,012
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	660,071
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		1,187	1,139,356
Series 2019-1A, Class A2, 4.641%, 4/20/49		1,404	1,323,558
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)		1,913	1,825,670
Series 2019-1A, Class C, 5.219%, 7/26/49(1)		3,110	2,941,429
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)		3,360	2,748,274
Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	1,896,439
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,349	1,243,874
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		1,765	1,507,138
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,135	1,044,724
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		345	221,507
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		237	53,932
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		100	83,117
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	3,040,924
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,592	2,172,984
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		392	349,808
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		3,431	3,092,283
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,175	1,031,272
Security	Principal Amount (000's omitted)*	Value
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	$ 5,231,605
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,015	3,493,033
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	2,262	2,164,896
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,485	2,112,067
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	622	517,988
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,331	1,051,053
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,738	4,340,500
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	334	329,795
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,904	2,639,546
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,942	1,912,576
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	683,228
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	1,996	1,574,388
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,814	1,415,618
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,834	3,550,079
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	866	692,599
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,132	1,692,011
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	402	355,838
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	928	901,564
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	359	345,770
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,146,202
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	649	488,574
Series 2020-A, Class C, 6.657%, 3/15/45(1)	305	198,358
Total Asset-Backed Securities (identified cost $96,831,888)		$87,476,268

Collateralized Mortgage Obligations — 5.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 8.017%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	$1,130	$ 1,171,523

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-3A, Class M1B, 6.467%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	$4,195	$ 4,083,196
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.517%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	2,810	2,884,971
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	160	166,038
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.30%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	500	544,352
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	904	911,367
Series 2020-DNA6, Class B1, 8.067%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	900	890,929
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,748	1,816,492
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.50%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,295	1,373,001
Series 2019-R02, Class 1B1, 9.30%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	530	557,629
Series 2019-R02, Class 1M2, 7.45%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	18	17,888
Series 2019-R03, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,050	1,104,803
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	1,993	2,039,194
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	4,664	4,724,113
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,497	1,450,005
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	4,457	4,437,160
Series 2021-R02, Class 2B1, 8.367%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	543	541,861
Government National Mortgage Association:
Series 2023-102, Class SG, (22.55% - 30-day average SOFR x 3.73), 7/20/53(5)	1,245	1,234,088
Series 2023-84, Class DL, 6.00%, 6/20/53	716	737,280
Series 2023-84, Class MW, 6.00%, 6/20/53	751	771,760
Series 2023-98, Class BW, 6.00%, 7/20/53	832	851,788
Series 2023-99, Class AL, 6.00%, 7/20/53	832	851,231
Home Re, Ltd.:
Series 2021-1, Class M1C, 7.45%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(4)	1,030	1,028,872
Series 2021-1, Class M2, 8.00%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	4,340	4,369,086
Total Collateralized Mortgage Obligations (identified cost $38,303,425)		$38,558,627

Commercial Mortgage-Backed Securities — 6.6%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$11,165	$ 6,036,049
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	4,545	2,186,294
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	5,509	5,220,875
CSMC:
Series 2020-TMIC, Class A, 8.693%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(4)	3,385	3,379,137
Series 2021-4SZN, Class A, 9.114%, (1 mo. SOFR + 3.967%), 11/15/23(4)	3,490	3,373,324
Series 2022-CNTR, Class A, 9.091%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	1,333	1,115,515
Extended Stay America Trust, Series 2021-ESH, Class D, 7.444%, (1 mo. USD LIBOR + 2.25%), 7/15/38(4)	2,409	2,346,329
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	2,521	2,438,146
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	3,185	3,060,486
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	404,473
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	1,120	80,561
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36(1)(4)(6)	6,576	6,343,981
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36(1)(4)(6)	3,045	2,901,171
VMC Finance, LLC, Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	7,908	7,419,972
Total Commercial Mortgage-Backed Securities (identified cost $57,277,130)		$46,306,313

Corporate Bonds — 65.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.2%
Celanese US Holdings, LLC, 6.165%, 7/15/27	6,306	$ 6,277,774
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	2,596	2,280,325
		$ 8,558,099
Communications — 4.2%
AT&T, Inc., 3.55%, 9/15/55	7,589	$ 5,318,365
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	6,012,353

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Comcast Corp.:
2.887%, 11/1/51	2,396	$ 1,607,770
2.937%, 11/1/56	1,399	912,049
Discovery Communications, LLC, 5.20%, 9/20/47	1,870	1,532,203
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,435	1,469,113
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,710	1,532,293
Nokia Oyj:
4.375%, 6/12/27	1,750	1,649,925
6.625%, 5/15/39	2,700	2,585,812
Rogers Communications, Inc., 4.55%, 3/15/52(1)	6,336	5,099,931
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,026,245
SES S.A., 5.30%, 4/4/43(1)	820	592,502
		$29,338,561
Consumer, Cyclical — 7.3%
American Airlines Pass-Through Trust, Series 2015-2, 4.40%, 9/22/23	309	$306,989
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29(1)	1,506	1,463,650
Aptiv PLC, 3.10%, 12/1/51	5,384	3,389,726
Bath & Body Works, Inc.:
6.875%, 11/1/35	1,690	1,548,908
7.60%, 7/15/37	802	724,932
Brunswick Corp., 5.10%, 4/1/52	5,210	3,869,416
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	2,545	2,491,047
4.75%, 10/20/28(1)	2,475	2,404,449
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	4,728	3,288,721
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,267,513
4.75%, 1/15/43	2,483	1,911,572
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,779	1,821,020
General Motors Co.:
5.15%, 4/1/38	3,000	2,672,601
5.60%, 10/15/32(7)	1,416	1,370,611
General Motors Financial Co., Inc.:
2.70%, 6/10/31	726	579,526
5.85%, 4/6/30	2,500	2,480,547
Hyatt Hotels Corp., 1.80%, 10/1/24	3,824	3,641,156
Hyundai Capital America, 5.70%, 6/26/30	3,333	3,313,135
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,205	1,048,314
4.375%, 1/15/31(1)	2,721	2,351,209
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	1,500	917,313
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Macy's Retail Holdings, LLC: (continued)
5.875%, 4/1/29(1)(7)	2,231	$ 2,038,242
WarnerMedia Holdings, Inc., 5.391%, 3/15/62	6,143	5,010,442
		$ 50,911,039
Consumer, Non-cyclical — 4.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	732	$ 678,781
4.25%, 11/1/29(1)	4,166	3,784,583
5.55%, 5/30/33(1)	500	487,879
Block Financial, LLC, 3.875%, 8/15/30	3,362	2,968,390
Centene Corp.:
2.50%, 3/1/31	1,700	1,357,390
3.375%, 2/15/30	1,171	1,007,458
4.25%, 12/15/27	1,068	999,552
4.625%, 12/15/29	1,226	1,129,559
CVS Health Corp., 5.875%, 6/1/53	2,588	2,655,800
CVS Pass-Through Trust, 6.036%, 12/10/28	1,512	1,499,724
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,126,477
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	3,003	2,786,027
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(7)	2,978	2,578,420
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	2,916	2,584,227
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,647,210
3.00%, 10/15/30(1)	238	186,784
5.20%, 4/1/29(1)	1,625	1,498,525
		$28,976,786
Diversified — 0.3%
Inversiones La Construccion S.A., 4.75%, 2/7/32(8)	2,962	$2,369,771
		$2,369,771
Energy — 0.6%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	2,538	$2,001,873
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	939	938,211
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	1,354	1,196,212
		$4,136,296
Financial — 37.9%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(9)	504	$476,071
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	3,381,872
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,600	2,447,718

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Ally Financial, Inc.:
3.875%, 5/21/24		1,700	$ 1,660,990
8.00%, 11/1/31		5,205	5,407,774
American Assets Trust, L.P., 3.375%, 2/1/31		4,214	3,300,711
American National Group, LLC, 6.144%, 6/13/32(1)		2,600	2,471,319
Ameriprise Financial, Inc., 5.15%, 5/15/33		2,168	2,154,136
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(8)(9)	EUR	1,945	2,212,951
Assurant, Inc., 6.10%, 2/27/26		1,138	1,142,770
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)		2,114	1,937,427
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		1,920	1,917,359
6.375%, 7/15/30		3,315	3,290,258
Avolon Holdings Funding, Ltd., 5.25%, 5/15/24		6,503	6,391,009
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(9)(10)		495	451,002
8.375% to 10/14/30(1)(9)(10)		1,195	1,116,249
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(9)		1,800	1,564,002
3.80%, 2/23/28		2,460	2,263,345
4.175% to 3/24/27, 3/24/28(9)		400	374,687
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(8)(9)		2,137	2,117,709
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(9)		1,900	1,814,911
3.846% to 3/8/32, 3/8/37(9)		11,897	10,180,845
4.376% to 4/27/27, 4/27/28(9)		2,462	2,365,436
5.202% to 4/25/28, 4/25/29(9)		1,412	1,397,451
6.204% to 11/10/27, 11/10/28(9)		868	892,877
Series Z, 6.50% to 10/23/24(9)(10)		2,430	2,429,320
BBVA Bancomer S.A./Texas:
5.125% to 1/18/28, 1/18/33(1)(9)		3,947	3,428,495
8.45% to 6/29/33, 6/29/38(1)(9)		1,577	1,579,973
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(9)		3,841	3,388,459
4.625% to 2/25/31(1)(9)(10)		967	692,614
7.75% to 8/16/29(1)(9)(10)		1,714	1,663,266
9.25% to 11/17/27(1)(7)(9)(10)		1,314	1,357,510
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)		1,261	1,003,181
Broadstone Net Lease, LLC, 2.60%, 9/15/31		2,073	1,487,626
Brookfield Finance, Inc., 4.70%, 9/20/47		3,500	2,932,157
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(9)		2,880	2,875,723
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(9)		3,345	2,843,636
6.377% to 6/8/33, 6/8/34(9)		1,755	1,743,400
CBRE Services, Inc., 5.95%, 8/15/34		2,620	2,589,296
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Charles Schwab Corp. (The):
4.00% to 6/1/26(9)(10)	1,726	$ 1,404,964
5.853% to 5/19/33, 5/19/34(9)	812	824,652
Series G, 5.375% to 6/1/25(9)(10)	4,032	3,873,623
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,068,560
4.10%, 6/15/51	3,326	2,026,474
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	2,510	2,149,187
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,720	1,193,968
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(9)	1,632	1,446,545
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(9)	3,504	3,145,071
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	822	751,587
EPR Properties:
3.75%, 8/15/29	6,012	4,894,972
4.95%, 4/15/28	2,465	2,204,825
Extra Space Storage, L.P., 2.55%, 6/1/31	2,585	2,094,673
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	8,242	8,239,643
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	5,521	4,160,945
Goldman Sachs Group, Inc. (The), 4.125% to 11/10/26(9)(10)	1,393	1,166,234
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,467,516
3.75%, 9/15/30(1)(7)	4,715	3,703,771
6.00%, 4/15/25(1)	193	190,628
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(9)	6,623	6,685,663
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(9)	2,100	2,094,892
8.248% to 11/21/32, 11/21/33(1)(9)	3,523	3,702,835
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,667	2,293,989
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(9)	2,339	2,156,932
JPMorgan Chase & Co.:
4.005% to 4/23/28, 4/23/29(9)	4,572	4,309,022
4.203% to 7/23/28, 7/23/29(9)	2,600	2,473,280
KeyBank N.A.:
4.15%, 8/8/25	2,290	2,117,202
5.85%, 11/15/27	1,814	1,709,649
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	1,689,036
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	882	566,716
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	4,066	3,202,972
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	2,179	2,188,463
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	2,105	2,083,481
Newmark Group, Inc., 6.125%, 11/15/23	3,997	3,960,627
OneMain Finance Corp., 3.50%, 1/15/27	4,218	3,623,135
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,959	1,575,329
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(9)(10)	5,132	4,620,083

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Radian Group, Inc., 4.875%, 3/15/27	5,750	$ 5,428,000
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	166	147,085
3.875%, 3/1/31(1)	3,754	3,047,338
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(9)	4,317	3,846,221
SITE Centers Corp., 3.625%, 2/1/25	3,000	2,824,861
Societe Generale S.A.:
5.375% to 11/18/30(1)(7)(9)(10)	1,032	768,303
6.221% to 6/15/32, 6/15/33(1)(9)	1,815	1,691,198
9.375% to 11/22/27(1)(9)(10)	2,658	2,604,840
Standard Chartered PLC, 4.75% to 1/14/31(1)(9)(10)	651	475,735
Stifel Financial Corp., 4.00%, 5/15/30	3,254	2,781,049
Sun Communities Operating, L.P.:
2.70%, 7/15/31	1,360	1,076,226
4.20%, 4/15/32	1,375	1,202,480
Swedbank AB, 5.337%, 9/20/27(1)	1,722	1,698,684
Synchrony Bank:
5.40%, 8/22/25	3,225	3,088,002
5.625%, 8/23/27	1,285	1,206,951
Synchrony Financial, 4.25%, 8/15/24	628	605,718
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	2,376	1,910,447
5.625%, 2/15/28	1,876	1,696,481
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	1,589	1,449,161
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,542	2,571,778
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	6,955	7,082,833
Truist Financial Corp.:
5.10% to 3/1/30(9)(10)	3,231	2,810,970
5.867% to 6/8/33, 6/8/34(9)	6,987	6,993,050
6.047% to 6/8/26, 6/8/27(9)	795	795,688
U.S. Bancorp, 5.836% to 6/10/33, 6/12/34(9)	5,017	5,055,604
UBS Group AG:
4.375% to 2/10/31(1)(9)(10)	3,883	2,745,048
4.703% to 8/5/26, 8/5/27(1)(9)	918	877,765
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	1,295	1,100,048
5.861% to 6/19/27, 6/19/32(1)(9)	3,643	3,314,443
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)	1,406	1,079,851
		$264,782,537
Security	Principal Amount* (000’s omitted)		Value
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	36,300	$ 2,044,354
			$ 2,044,354
Industrial — 2.7%
Avnet, Inc., 3.00%, 5/15/31		7,000	$ 5,589,055
Berry Global, Inc., 5.50%, 4/15/28(1)		1,974	1,944,280
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(10)		2,923	2,963,913
Jabil, Inc.:
3.00%, 1/15/31		3,198	2,719,119
5.45%, 2/1/29		1,504	1,493,305
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30		3,585	3,607,136
Sensata Technologies BV, 5.875%, 9/1/30(1)		240	233,604
			$18,550,412
Technology — 4.3%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)		5,332	$3,580,953
Fidelity National Information Services, Inc., 2.25%, 3/1/31		2,845	2,272,220
Foundry JV Holdco, LLC, 5.875%, 1/25/34		2,894	2,885,928
Intel Corp., 5.70%, 2/10/53		3,005	3,059,152
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(7)		5,617	4,573,488
3.15%, 10/15/31		2,261	1,697,805
Micron Technology, Inc.:
2.703%, 4/15/32		645	509,227
3.477%, 11/1/51		3,119	2,083,708
5.875%, 9/15/33		3,725	3,693,197
Seagate HDD Cayman, 5.75%, 12/1/34		6,113	5,430,883
			$29,786,561
Utilities — 2.8%
AES Corp. (The), 2.45%, 1/15/31		4,947	$4,001,461
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)		1,129	920,770
Enel Finance International N.V., 5.00%, 6/15/32(1)		3,658	3,460,787
New England Power Co., 5.936%, 11/25/52(1)		3,127	3,272,666
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)		136	130,391
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,162	930,381
Northern States Power Co., 2.60%, 6/1/51		3,800	2,441,215
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,744	1,594,421

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	$ 2,726,439
		$ 19,478,531
Total Corporate Bonds (identified cost $507,868,013)		$458,932,947

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$1,500	$ 1,457,460
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,457,460

Preferred Stocks — 1.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(4)(7)	72,059	$ 1,758,239
		$ 1,758,239
Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P.:
Series A, 5.75%	70,736	$ 972,620
Series A2, 6.375%	212,000	2,885,320
		$ 3,857,940
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	97,800	$1,427,880
6.25%	87,200	1,460,600
		$2,888,480
Total Preferred Stocks (identified cost $13,436,025)		$8,504,659

Senior Floating-Rate Loans(13) — 0.4%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$1,630	$ 1,259,524
		$ 1,259,524
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$868	$ 836,656
		$ 836,656
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$845	$ 838,512
		$ 838,512
Total Senior Floating-Rate Loans (identified cost $3,328,041)		$2,934,692

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.1%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.984%, 6/1/33	$1,000	$ 847,450
		$ 847,450
Water and Sewer — 0.2%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 863,274
		$ 863,274
Total Taxable Municipal Obligations (identified cost $2,120,000)		$ 1,710,724

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 6.9%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(14)	$4,265	$ 4,002,768
4.50%, 30-Year, TBA(14)	6,213	5,972,248
5.00%, 30-Year, TBA(14)	27,653	27,101,022
5.50%, 30-Year, TBA(14)	11,020	10,970,487
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $48,209,352)		$ 48,046,525

U.S. Treasury Obligations — 4.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.875%, 11/15/51	$9,880	$ 6,526,203
3.375%, 8/15/42	3,548	3,221,894
3.625%, 2/15/53	1,700	1,632,000
3.875%, 2/15/43	1,698	1,656,080
4.00%, 11/15/52	1,302	1,337,805
U.S. Treasury Notes:
2.00%, 4/30/24	5,000	4,861,328
2.25%, 4/30/24	5,000	4,871,094
2.50%, 4/30/24	5,000	4,880,860
3.375%, 5/15/33	424	408,961
3.875%, 3/31/25	1,900	1,862,816
4.125%, 11/15/32	725	740,973
Total U.S. Treasury Obligations (identified cost $33,103,747)		$32,000,014

Short-Term Investments — 3.7%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(15)	14,769,252	$ 14,769,252
Total Affiliated Fund (identified cost $14,769,252)		$ 14,769,252
Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(16)	11,056,265	$ 11,056,265
Total Securities Lending Collateral (identified cost $11,056,265)		$ 11,056,265
Total Short-Term Investments (identified cost $25,825,517)		$ 25,825,517
Total Investments — 107.6% (identified cost $827,803,138)		$751,753,746
Other Assets, Less Liabilities — (7.6)%		$(52,866,868)
Net Assets — 100.0%		$698,886,878

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $312,226,312 or 44.7% of the Fund's net assets.
(2)	Issuer is in default with respect to interest and/or principal payments.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2023.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $14,019,830 and the total market value of the collateral received by the Fund was $14,446,659, comprised of cash of $11,056,265 and U.S. government and/or agencies securities of $3,390,394.

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $6,700,431 or 1.0% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $1,457,460, which represents 0.2% of the net assets of the Fund as of June 30, 2023.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	75,086	USD	80,921	JPMorgan Chase Bank, N.A.	8/10/23	$1,157	$ —
USD	1,983,918	CAD	2,699,036	UBS AG	8/10/23	—	(54,547)
USD	2,319,389	EUR	2,125,623	State Street Bank and Trust Company	8/10/23	—	(4,189)
						$1,157	$(58,736)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	357	Long	9/29/23	$72,593,719	$(420,505)
U.S. 5-Year Treasury Note	253	Long	9/29/23	27,094,719	(428,894)
U.S. 10-Year Treasury Note	46	Long	9/20/23	5,164,219	(5,629)
U.S. Long Treasury Bond	368	Long	9/20/23	46,701,500	(120,505)
U.S. Ultra-Long Treasury Bond	122	Long	9/20/23	16,618,687	170,142

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra 10-Year Treasury Note	(191)	Short	9/20/23	$(22,621,563)	$174,664
					$(630,727)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and  funds that may be deemed to be affiliated was $25,471,864, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 1,412,823	$ —	$ (1,426,000)	$1,101	$12,076	$ —	$ 2,644	$ —
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36	6,342,772	—	—	—	(865)	6,343,981	333,671	6,576,000
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36	2,894,266	—	—	—	6,905	2,901,171	175,482	3,045,000

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 1,393,140	$ —	$ —	$ —	$64,320	$ 1,457,460	$ 16,875	$ 1,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	23,995,266	222,300,461	(231,526,475)	—	—	14,769,252	449,427	14,769,252
Total				$ 1,101	$82,436	$25,471,864	$978,099

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$87,476,268	$ —	$87,476,268
Collateralized Mortgage Obligations	—	38,558,627	—	38,558,627
Commercial Mortgage-Backed Securities	—	46,306,313	—	46,306,313
Corporate Bonds	—	458,932,947	—	458,932,947
High Social Impact Investments	—	1,457,460	—	1,457,460
Preferred Stocks	8,504,659	—	—	8,504,659
Senior Floating-Rate Loans	—	2,934,692	—	2,934,692
Taxable Municipal Obligations	—	1,710,724	—	1,710,724
U.S. Government Agency Mortgage-Backed Securities	—	48,046,525	—	48,046,525
U.S. Treasury Obligations	—	32,000,014	—	32,000,014
Short-Term Investments:
Affiliated Fund	14,769,252	—	—	14,769,252
Securities Lending Collateral	11,056,265	—	—	11,056,265
Total Investments	$34,330,176	$717,423,570	$ —	$751,753,746
Forward Foreign Currency Exchange Contracts	$ —	$1,157	$ —	$1,157
Futures Contracts	344,806	—	—	344,806
Total	$34,674,982	$717,424,727	$ —	$752,099,709
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(58,736)	$ —	$(58,736)
Futures Contracts	(975,533)	—	—	(975,533)
Total	$(975,533)	$(58,736)	$ —	$(1,034,269)

Calvert
Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.